Consolidated Statements of Earnings (Loss) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 3,355	$ 2,976	$ 2,721
Fuel and purchased power	1,060	1,263	1,054
Carbon compliance	112	78	178
Gross margin	2,183	1,635	1,489
Operations, maintenance, and administration	539	521	511
Depreciation and amortization	621	599	529
Asset impairment charges (reversals)	(48)	9	648
Taxes, other than income taxes	29	33	32
Net other operating (income) loss	(47)	(58)	8
Operating income (loss)	1,089	531	(239)
Equity income (loss)	4	9	9
Finance lease income	12	19	25
Interest income	59	24	11
Net interest expense	(281)	(286)	(256)
Foreign exchange gain (loss)	(7)	4	16
Gain on sale of assets and other	4	52	54
Earnings (loss) before income taxes	880	353	(380)
Income tax expense (recovery)	84	192	45
Net earnings (loss)	796	161	(425)
Net earnings (loss) attributable to:
TransAlta shareholders	695	50	(537)
Non-controlling interests	101	111	112
Net earnings (loss)	796	161	(425)
Preferred share dividends	51	46	39
Net earnings (loss) attributable to common shareholders	$ 644	$ 4	$ (576)
Weighted average number of common shares outstanding in the year (in shares)	276	271	271
Net earnings (loss) per share attributable to common shareholders, basic (in CAD per share)	$ 2.33	$ 0.01	$ (2.13)
Net earnings (loss) per share attributable to common shareholders, diluted (in CAD per share)	$ 2.33	$ 0.01	$ (2.13)